Note 6 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade accounts receivable, net	$ 267,973	$ 365,008
Accrued gas receivables	1,988	13,637
Unbilled revenues	149,748	277,556
Other	16,530	16,414
Trade and other current receivables	$ 436,239	$ 672,615